SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

        As of June 30, 2015, the Company had a $250,000 unsecured facility with a final maturity in July 2016, consisting of a $150,000 term loan and a $100,000 revolving credit facility, which was fully drawn. On July 6, 2015, the Company repaid the $100,000 revolving credit facility. On July 8, 2015, the Company terminated the revolving commitment and repaid the $150,000 term loan.

NOTE 16: SUBSEQUENT EVENTS

        On February 26, 2015, the Company, through a bankruptcy-remote trust, issued C$324,853 ($260,904) of amortizing asset-backed notes secured by Canadian retail loan contracts.

        On March 4, 2015, the Company, through a bankruptcy-remote trust, issued $800,000 of amortizing asset-backed notes secured by U.S. retail loan contracts.